Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax

Note 5: Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent. The Company has entered into a tax sharing agreement with CMHC and its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable from affiliate reported on the balance sheet are due from CMFG Life.

Income Tax Expense

Income tax expense for the years ended December 31 is as follows:

	2019	2018	2017

Current tax expense (benefit)	$(36)	$80	$481
Deferred tax expense (benefit)	34	(262)	193
Adjustment of deferred tax assets and liabilities for enacted rate change	—	—	49

Total income tax expense (benefit)	$(2)	$(182)	$723

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2019 and 2018 and 35% in 2017 to income before income taxes due to the items listed in the following reconciliation:

	2019		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$283	21.0%	$132	21.0%	$981	35.0%
Income tax expense (benefit)
related to prior years	(159)	(11.8)	(240)	(38.2)	(221)	(7.8)
Dividends-received deduction	(87)	(6.5)	(59)	(9.4)	(83)	(3.0)
Foreign tax credit	(40)	(3.0)	(14)	(2.2)	—	—
Adjustment of deferred tax assets and liabilities for enacted rate change	—	—	—	—	49	1.7
Other	1	0.1	(1)	(0.2)	(3)	(0.1)

Total income tax expense (benefit)	$(2)	-0.2%	$(182)	-29.0%	$723	25.8%

Deferred Income Taxes

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at December 31, 2019 and 2018 are as follows:

	2019	2018

Deferred tax assets
Tax reserves method change	$7	$11
Unrealized investment losses	—	61
Accrued expenses	140	293
Deferred policy acquisition costs	479	380
Other	12	—

Gross deferred tax assets	638	745

Deferred tax liabilities
Investments	344	354
Deferred reinsurance expense	13	16
Unrealized investment gains	275	—

Gross deferred tax liabilities	632	370

Net deferred tax asset	$6	$375

Valuation Allowance

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2019 and 2018, and based on that evaluation, the Company has determined it is more likely than not all deferred tax assets as of December 31, 2019 and 2018 will be realized. Therefore, a valuation allowance was not established.

Unrecognized Tax Benefits

There are no unrecognized tax benefits as of December 31, 2019 and 2018. Management does not anticipate a material change to the Company’s uncertain tax positions during 2020.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the statements of operations and comprehensive income (loss). For the years ended December 31, 2019 and 2018, the Company did not recognize any addition or reduction in interest and penalties. For the year ended December 31, 2017, the Company recognized a reduction in interest and penalties of $5. The Company had accrued $2 and $2 for the payment of interest and penalties at December 31, 2019 and 2018, respectively.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC. The Company also files income tax returns in various states. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examination by tax authorities for years ended before 2013. Amended refund claims filed for tax years 2010 and 2012 are currently under examination as part of the Joint Committee on Taxation approval process.

Other Tax Items

As of December 31, 2019 and 2018, the Company did not have any capital loss, operating loss or credit carryforwards.